FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2014
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 43: FOREIGN EXCHANGE POSITION

At December 31, 2014, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 34,150 million (EUR 31,263 million for 2013 and EUR 33,578 million for 2012) and EUR 28,498 million (EUR 25,370 million for 2013 and EUR 26,121 million for 2012), respectively.